Costs (Tables)	12 Months Ended
Jun. 30, 2020
Costs [Abstract]
Schedule of costs
	06.30.20	06.30.19	06.30.18
Other operative costs	25	24	36
Cost of property operations	25	24	36
Beef	5,087	5,160	4,542
Crops	9,787	6,160	4,393
Sugarcane	2,993	2,311	1,948
Cattle	1,622	725	749
Supplies	837	790	332
Dairy	-	-	172
Consignment	653	133	67
Advertising and brokerage fees	464	397	307
Agricultural rental and other services	274	266	399
Costs of agricultural sales and services	21,717	15,942	12,909
Trading properties and developments	4,529	6,889	4,206
Communication services	35,136	31,782	26,684
Sale of communication equipment	12,128	10,643	8,505
Rental and services	6,934	7,639	7,280
Hotel operations, tourism services and others	3,502	2,465	2,458
Total costs	83,971	75,384	62,078